Note 5 - Personnel Expenses, Including Share-based Remuneration	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
Note 5.	Personnel Expenses, Including Share-based Remuneration

The table below specifies the amounts of personnel expenses including share-based remuneration.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Salaries, including bonuses	40,301	43,440	43,235
Social security contribution, excluding amounts related to share-based remuneration	4,624	5,371	5,222
External temporary hires	7,090	8,617	10,318
Defined contribution pension expense	3,279	4,477	4,752
Other personnel-related expenses	2,103	2,080	1,758
Total personnel expenses, excluding share-based remuneration	57,397	63,984	65,285
Share-based remuneration, including related social security contribution	4,706	10,466	9,304
Total personnel expenses, including share-based remuneration	62,103	74,450	74,588

Research and development costs predominantly consist of compensation for engineering and technical employees responsible for research and development of Opera’s existing and new products and services. The following table specifies the amounts of expensed and capitalized research and development costs.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Total research and development costs	38,736	44,055	50,537
Less: Capitalized development costs excluded from personnel expenses (Note 11)	7,110	4,862	6,825
Net expensed research and development costs	31,626	39,193	43,713

Compensation for Key Management Personnel

The table below specifies the amounts of compensation for key management personnel, which include the directors and executive officers of Opera.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Short-term employee benefits	2,032	2,046	2,371
Post-employment and medical benefits	51	60	56
Share-based payment transactions	1,179	1,209	1,488
Total compensation for key management personnel	3,262	3,315	3,914

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting period. Effective from January 1, 2021, the chairman and chief executive officer ceased to receive remuneration from Opera. No loans have been granted and no guarantees have been issued to key management personnel. Key management personnel do not have any agreements for compensation upon termination or change of employment or directorship.

Share-based Remuneration

Opera has adopted a share incentive plan for the purpose of rewarding, attracting, and retaining employees by providing long term incentives in the form of restricted share units (RSUs) and options. In 2022, Kunlun, the ultimate parent of Opera, enrolled certain employees of Opera in its share incentive plan under which these employees received options issued by Kunlun as compensation for services they provide to Opera. In these consolidated financial statements, the awards granted by Kunlun are described as RSUs to be consistent with their classification under Chinese securities regulations. Opera does not have any obligation to settle the awards granted by Kunlun and such grants do not lead to dilution for Opera’s shareholders. Still, similar to grants awarded under Opera’s share incentive plan, grants from Kunlun to employees of Opera are accounted for as equity-settled share-based payments in these consolidated financial statements. All counts of RSUs, options and per-unit values related to Opera’s share incentive plan, as disclosed in these consolidated financial statements, are converted to ADS equivalent units, while all counts of RSUs and per-unit values related to Kunlun’s share incentive plan are expressed in units of shares in Kunlun.

Opera did not grant new RSUs or options in 2022, but Kunlun granted 3,275,000 RSUs to certain employees of Opera. In 2021, Opera made grants equivalent to 2,030,825 ADSs. The following table specifies the movements in the number of RSUs and options.

	Opera: RSUs		Opera: Options		Kunlun: RSUs (1)
	Number of RSUs	Weighted average grant date fair value (US$)	Number of options	Weighted average grant date fair value (US$)	Number of RSUs	Weighted average grant date fair value (US$)
Outstanding as of January 1, 2021	1,916,740	6.71	150,000	2.36	-	-
Granted during the year	1,990,825	10.35	40,000	5.62	-	-
Forfeited during the year	(154,700)	8.02	(90,000)	2.65	-	-
Exercised during the year	(1,086,340)	5.84	-		-	-
Outstanding as of December 31, 2021	2,666,525	9.71	100,000	3.40	-	-
Granted during the year	-	-	-	-	3,275,000	1.22
Forfeited during the year	(82,500)	9.97	-	-	(350,000)	1.22
Exercised during the year	(798,750)	9.25	-	-	-	-
Expired during the year	-	-	-	-	-	-
Outstanding as of December 31, 2022	1,785,275	9.90	100,000	3.40	2,925,000	1.22
(1)	From the exercise of RSUs granted by Kunlun, the employees will acquire shares of Kunlun Tech Co., Ltd., a company listed on the Shenzhen Stock Exchange.

As of December 31, 2022, the weighted average remaining vesting period for the RSUs and options outstanding under Opera’s share incentive plan was 0.87 years ( December 31, 2021: 1.30 years). The weighted average remaining vesting period for the RSUs outstanding under Kunlun’s share incentive plan was 1.17 years as of December 31, 2022.

The fair value of RSUs granted by Opera was measured using a Monte Carlo simulation, while the fair values of option granted by Opera and RSUs granted by Kunlun were measured using a Black-Scholes model. The table below specifies the inputs to the models used for estimating the fair values of the awarded equity units. The table presents the weighted average values across grants within each category of equity award instruments.

	Opera 2021 RSU grants	Opera 2021 option grants	Kunlun 2022 RSU grants
Equity unit price valuation (US$)	10.49	10.48	2.88
Model Used	Monte Carlo	Black-Scholes	Black-Scholes
Expected Volatility (%) (1), (2)	66.55%	68.10%	25.47%
Risk free interest rate (%) (1)	0.22%	0.46%	2.18%
Duration of initial simulation period (years to longstop date)	3.23	3.02	N/A
Duration of second simulation period with postponed exercise (years)	3.00	3.00	N/A
Exercise price	0.00	0.00	1.77
Fair value at the measurement date (US$)	10.35	4.96	1.22
(1)	Specified value is 4 years (modeled on yearly basis).
(2)	Based on a defined peer group of comparable companies.

The equity cost of each award is recognized on a straight-line basis over the vesting period. Opera accrues for social security contributions based on the market price of the ADSs at the reporting date, with a straight-line recognition over the vesting period consistent with the equity cost.